As filed with the Securities and Exchange Commission on October 6, 2008
File No. 333-152068

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 1	/X /

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

One National Life Drive	05604
Montpelier, Vermont	(Zip Code)
(Address of Principal Executive Offices)
(802) 229-3113

(Registrant’s Telephone Number, including Area Code)

D. Russell Morgan	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
One National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue

(Name and Address of Agent for Service)	New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File
No. 811-214).

PART C OTHER INFORMATION

Item 15. Indemnification

See the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (1)
to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (2) to this Registration
Statement.

The investment advisory agreements incorporated by reference to Exhibit (6) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an “Indemnification
Agreement”) to indemnify, and advance expenses to, each “Disinterested Director” (as defined in each
Indemnification Agreement), the form of which is incorporated by reference to Exhibit 13[(e)] to this
Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit
Number			Description

1.	(a)	—	Articles of Amendment and Restatement effective January 26, 2006 (5)
1.	(b)	—	Certificate of Correction effective March 15, 2006 (4)
1.	(c)	—	Articles Supplementary (increasing High Yield Bond Fund Class A shares and deleting Tax-
Free Income Class B shares) effective March 15, 2006 (4)
1.	(d)	—	Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (4)
1.	(e)	—	Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (4)
1.	(f)	—	Certificate of Correction effective May 25, 2006 (6)
1.	(g)	—	Articles Supplementary (adding Class C shares – Government Securities and Short Maturity
Government Fund) effective June 1, 2006 (6)
1.	(h)	—	Articles of Amendment (renaming Capital Markets Income Fund) effective November 1, 2006
(12)

1.	(i)	—	Articles Supplementary (eliminating the New York Tax-Free Income and Tax-Free Income
Funds) effective December 15, 2006 (7)
1.	(j)	—	Articles Supplementary (adding Class I shares to Common Stock and Government Securities
Funds) effective March 28, 2007 (8)
1.	(k)	—	Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 28, 2007
(8)
1.	(l)	—	Articles Supplementary (adding the Mid Cap Value Fund) effective March 28, 2007 (8)
1.	(m)	—	Articles Supplementary (redesignating Capital Opportunity as Capital Growth) effective April
2, 2007 (12)
1.	(n)	—	Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders,
International Equity and Mid Cap Growth Funds) effective June 19, 2007 (10)
1.	(o)	—	Articles Supplementary (adding Small/Mid Cap Fund) effective June 19, 2007 (10)
1.	(p)	—	Certificate of Correction effective July 23, 2007 (I shares) (10)
1.	(q)	—	Certificate of Correction effective July 23, 2007 (Small/Mid Cap Fund) (10)
1.	(r)	—	Articles Supplementary (adding the Sentinel Responsible Investing (SRI) Emerging
Companies and Sentinel Responsible Investing (SRI) Core Opportunities Funds) effective
November 13, 2007 (11)
1.	(s)	—	Articles Supplementary effective January 28, 2008 (increasing Class A shares of Sentinel
Small Company Fund )(12)
1.	(t)	—	Articles of Amendment (renaming Sentinel Responsible Investing (SRI) Emerging Companies
effective March 31, 2008 (13)
2.		—	Amended and Restated By-Laws of the Registrant (5)
3.		—	Not applicable
4.		—	Agreement and Plan of Reorganization dated June 5, 2008 (16)
5.	(a)	—	Form of Share Certificate (3)
5.	(b)	—	New Form of Share Certificate (3)
6.	(a)	—	Amended and Restated Investment Advisory Agreement between Registrant and Sentinel
Asset Management, Inc. dated as of August 15, 2007 (High Yield Bond Fund) (10)
6.	(b)	—	Amended and Restated Investment Advisory Agreement between Registrant and Sentinel
Asset Management, Inc. dated as of August 15, 2007 (Conservative Allocation Fund) (10)
7.	(a)	—	Distribution Agreement between the Registrant and Sentinel Financial Services Company
(“SFSC”), dated as of March 1, 1993 (1)
7.	(b)	—	Form of Dealer Agreement (5)
8.	(a)	—	Registrant has provided health care and insurance benefits to certain retirees
8.	(b)	—	National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (8)
8.	(c)	—	National Life Insurance Company Pension Plan (Chief Compliance Officer) (8)
8	(b)	—	National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (8)
9.	(a)	—	Custody Agreement between Registrant, Sentinel Variable Products Trust, Sentinel
Pennsylvania Tax-Free Trust, and State Street Bank and Trust Company, effective October 1,
2000 (2)
9.	(b)	—	Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust,
Sentinel Pennsylvania Tax-Free Trust, and State Street Bank and Trust Company, effective
March 9, 2004 (8)
9.	(c)	—	Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust, and
State Street Bank and Trust Company, effective March 1, 2008 (12)
9.	(d)	—	Custody Fee Schedule effective April 1, 2008 (12)
10. (a)		—	Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through
March 15, 2007 (8)
10.(b)		—	Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through
March 15, 2007 (8)
10. (c)		—	Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through
March 15, 2007 (8)

10. (d)	—	Amended Plan pursuant to Rule 18f-3 under the 1940 Act effective April 4, 2008 (13)
11.	—	Opinion and Consent of Counsel (16)
12.	—	Opinion and Consent of Counsel on Tax Matters
13. (a)	—	Funds Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative
Services, Inc. dated March 1, 1993 (1)
13. (b)	—	Securities Lending Agreement between Registrant and State Street Bank & Trust Company as amended May 25, 2007 (12)
13. (c)	—	Form of Indemnification Agreement (12)
14.	—	Consent of Independent Registered Public Accounting Firm (PwC – New York) (16)
15.	—	Not applicable
16.	—	Power of Attorney (9)
17. (a)		Proxy Card (16)
17. (b)		Prospectus of Registrant dated March 28, 2008, as supplemented June 27, 2008 (14)
17. (c)		Statement of Additional Information of Registrant dated April 4, 2008 as supplemented June 27, 2008 (15)

(1) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on
Form N-1A on March 30, 2000.
(2) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.
(3) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.
(4) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on
Form N-1A on March 17, 2006.
(5) Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed on
Form N-1A on March 30, 2006.
(6) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed on
Form N-1A on June 1, 2006.
(7) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.
(8) Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.
(9) Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement
filed on Form N-1A on June 28, 2007
(10) Incorporated by reference to Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007.
(11) Incorporated by reference to the Post Effective Amendment No. 118 to the Registration Statement
filed on form N-1A on November 13, 2007
(12) Incorporated by reference to the Post-Effective Amendment No. 121 to the Registration Statement
filed on Form N-1A on March 28, 2008.
(13) Incorporated by reference to Post Effective Amendment No. 122 to the Registration Statement
filed on Form N-1A on April, 4 2008.
(14) Incorporated by reference to Post Effective Amendment No. 121 to the Registration Statement filed on Form N-1A on March 28, 2008, as supplemented by the supplement thereto filed on June 27, 2008.
(15) Incorporated by reference to the Statement of Additional Information of Registrant filed April 4,
2008 as supplemented on June 27, 2008.
(16) Incorporated by reference to the Registration Statement filed on form N-14 on July 30, 2008.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the
Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1)
above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the
Registration Statement within a reasonable time after receipt of such opinion.

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of
Montpelier and State of Vermont, as of the 6th day of October, 2008.

SENTINEL GROUP FUNDS, INC. (Registrant) By: __/s/ Christian W. Thwaites_______ Christian W. Thwaites President & Chief Executive Officer

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date

__/s/ Christian W. Thwaites
Christian W. Thwaites	President (Chief Executive Officer) and Director	October 6, 2008

_/s/ John Birch___
John Birch	Chief Operations Officer	October 6, 2008
(Principal Financial and Accounting Officer)
__/s/ Thomas H. MacLeay_
Thomas H. MacLeay	Director (Chair)	October 6, 2008

John D. Feerick*	Director	October 6, 2008

Keniston P. Merrill*	Director	October 6, 2008

Deborah G. Miller*	Director	October 6, 2008

John Raisian*	Director	October 6, 2008

Nancy L. Rose*	Director	October 6, 2008

Richard H. Showalter, Jr.*	Director	October 6, 2008

Susan M. Sterne*	Director	October 6, 2008

Angela E. Vallot*	Director	October 6, 2008

*Thomas H. MacLeay signs this document pursuant to the power of attorney filed with Post-Effective
Amendment No. 115 to the Registration Statement on Form N-1A filed on June 28, 2007.

__/s/ Thomas H. MacLeay_____
Thomas H. MacLeay

Exhibit Index
Exhibit Number		Exhibit
12.	—	Opinion and Consent of Counsel on Tax Matters